INCOME TAXES - Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S.	$ (731,333)	$ 389,591	$ (1,188,768)
Foreign	16,294	3,438	(198,904)
(Loss) earnings from continuing operations before income taxes	$ (715,039)	$ 393,029	$ (1,387,672)